Financial liabilities - Summary of Conditional Advances and Interest-Free Loans from Government and Public Authorities (Details) - Conditional advances and loans from Government and Public Authorities
€ in Thousands
6 Months Ended
Jun. 30, 2021 EUR (€)
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	€ 32,727
Changes in liabilities arising from financing activities [abstract]
Impact of discounting and accretion	31
Accumulated fixed interest expense accrual	906
Accumulated variable interest expense accrual	1,955
Repayment	(600)
Liabilities arising from financing activities at end of period	35,018
Bpifrance advance
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	2,216
Changes in liabilities arising from financing activities [abstract]
Impact of discounting and accretion	9
Accumulated fixed interest expense accrual	16
Accumulated variable interest expense accrual	0
Repayment	0
Liabilities arising from financing activities at end of period	2,241
Interest-free Bpifrance loan
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	974
Changes in liabilities arising from financing activities [abstract]
Impact of discounting and accretion	11
Accumulated fixed interest expense accrual	0
Accumulated variable interest expense accrual	0
Repayment	(250)
Liabilities arising from financing activities at end of period	735
Curadigm Bpifrance advance
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	285
Changes in liabilities arising from financing activities [abstract]
Impact of discounting and accretion	8
Accumulated fixed interest expense accrual	0
Accumulated variable interest expense accrual	0
Repayment	0
Liabilities arising from financing activities at end of period	292
EIB loan
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	29,251
Changes in liabilities arising from financing activities [abstract]
Impact of discounting and accretion	4
Accumulated fixed interest expense accrual	889
Accumulated variable interest expense accrual	1,955
Repayment	(350)
Liabilities arising from financing activities at end of period	€ 31,749